Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 147,035	£ 127,950
Trading portfolio liabilities	(54,169)	(47,405)
Debt securities and other eligible bills
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	50,864	56,482
Trading portfolio liabilities	(34,957)	(30,102)
Equity securities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	83,113	62,192
Trading portfolio liabilities	(19,212)	(17,303)
Traded loans
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	12,525	8,348
Trading portfolio liabilities	0	0
Commodities
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	533	928
Trading portfolio liabilities	£ 0	£ 0